Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	WEWORK INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1144904
Entity Address, Address Line One	575 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	389-3922
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001813756
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.